Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522
________
(212) 735-3000
Fax:  (212) 735-2000
http://www.skadden.com

September 12, 2011

James E. O'Connor
Division of Investment Management
Securities and Exchange Commission
Washington, D.C.  20549

RE:	Apollo Investment Corporation

Dear Mr. O'Connor:

Electronically transmitted herewith for filing on behalf of Apollo Investment Corporation (the "Company") is the Company’s Post-Effective Amendment No. 1 to its Registration Statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended.

The Fund represents that its Registration Statement is substantially similar to Pre-Effective Amendment No. 2, filed April 15, 2011, to the Company's current shelf registration statement (File No. 333-170519) and that the only substantive changes made to the disclosure contained in Pre-Effective Amendment No. 2 to the Company's current shelf registration statement are as follows:

o
Financial statements and the notes thereto, the MD&A, dividends declared by the Company, selected financial data, price range of common stock, the Company's top ten portfolio companies and industries and other related updates were included in the base prospectus (as of the Company's fiscal year end March 31, 2011) and, where appropriate, in the form of prospectus supplement (as of the Company's fiscal quarter end June 30, 2011).

o	The risk factors portion of the Registration Statement was updated to reflect certain factual updates related to the Company, current regulatory conditions and current market conditions.

o
The section Sales of Common Stock Below Net Asset Value was revised to show the current ability of the Company, as approved by its shareholders, to issue shares below net asset value.  The section is substantively quite similar to the corresponding section in the Company’s current shelf registration statement.

o	The Business section was revised to show current information about the Company’s investments and valuation policy.
o	The Management section was revised to show current information about the Board's composition, each Director's experience and the duties and compositions of the committees of the Board.
o	Compensations of Directors and Officers were updated.
o	Fees paid to the Company's investment adviser and its administrator were updated.
o	The Portfolio Companies chart was revised to show information as of March 31, 2011.
o	The tax disclosure was revised to show current regulatory conditions.
o	Other minor factual updates.

If you have any questions, please contact me at (212) 735-3859 or Richard Prins at (212) 735-2790.

Sincerely,

/s/ Veronica Castillo
Veronica Castillo
Enclosures